Income tax	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
Income tax

17 Income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2023	2022
	US$	US$

Malaysia	2,042,746	1,606,867
Indonesia	(786,490)	1,609,362
Hong Kong	(15,141,598)	(18,818,064)
Others	(8,963)	(10,096)
	(13,894,305)	(15,611,931)

The Company is incorporated in Cayman Islands and is not subject to corporate income tax under its relevant regulations.

For the Company’s subsidiaries incorporated in Hong Kong, they are subject to a corporate tax rate of 16.5% on the assessable profits arising from Hong Kong.

For the Company’s subsidiaries incorporated in Malaysia, they are subject to corporate tax rate on 24% on the assessable profits arising from Malaysia.

For the Company’s subsidiaries incorporated in Indonesia, they are subject to a corporate tax rate of 22% on the assessable profits arising from Indonesia.

For the Company’s subsidiary incorporated in Singapore, it is subject to a corporate tax rate of 17% on the assessable profits arising from Singapore. No provision for Singapore profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022.

For the Company’s subsidiary incorporated in United Kingdom, it is subject to a corporate tax rate of 19% on the assessable profits arising from United Kingdom. No provision for United Kingdom profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17	Income tax (Continued)

Income tax expense consists of:

	Years ended December 31,
	2023	2022
	US$	US$

Income tax expense	797,147	507,740
Deferred income tax benefit	(273,666)	(393,958)
	523,481	113,782

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2023	2022
	US$	US$

Income before income tax	(13,894,305)	(15,611,931)
Tax calculated at Hong Kong profits tax rate	(2,292,560)	(2,576,217)
Effect of different tax rates applicable to different jurisdictions	1,637,665	2,244,573
Income not subject to tax	(48,307)	(567,161)
Non-deductible expenses	132,796	658,533
Change in valuation allowance	846,827	245,220
Underprovision of current tax in the previous financial year	125,217	48,182
Tax effect on deductible temporary differences	7,918	46,624
Others	113,925	14,028
Income tax	523,481	113,782

The Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are attributable to the following:

	December 31,
	2023	2022
	US$	US$
Deferred tax assets
Tax losses carried forward	8,266,115	7,526,178
Equipment	(65,050)	(90,113)
Accrued expenses	296,576	354,988
Others	54,560	39,290
	8,552,201	7,830,343
Valuation allowance	(7,887,313)	(7,061,726)
Total deferred tax assets	664,888	768,617

Deferred tax liabilities
Fixed assets	-	-
Intangible assets	(1,184,987)	(1,554,721)
Others	(61,773)	(61,622)
Total deferred tax liabilities	(1,246,760)	(1,616,343)

Net deferred tax liabilities	(581,872)	(847,727)

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17	Income tax (Continued)

As of December 31, 2023 and 2022, management has recorded a valuation allowance on certain deferred tax assets where management believes that after considering all of the available evidence, it is more likely than not that some portion or all will not be realized in the foreseeable future. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences and carry forwards become deductible.

As of December 31, 2023 and 2022, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Hong Kong is US$46,778,609 and US$41,238,871 as of December 31, 2023 and 2022, respectively, which can be carried forward indefinitely.

As of December 31, 2023 and 2022, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Singapore is US$94,611 and US$385,862 as of December 31, 2023 and 2022, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiary incorporated in United Kingdom is US$517,015 and US$566,925 as of December 31, 2023 and 2022, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiaries incorporated in Indonesia is US$2,349,921 and US$2,605,545 as of December 31, 2023 and 2022, respectively, which will expire, if unused, in the year ending December 31, 2023.

The tax loss in the subsidiaries incorporated in Malaysia is US$8,439 and US$444,983 as of December 31, 2023 and 2022, respectively, which will expire, if unused, in the year ending December 31, 2031.